Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	13,586,393	9,312,152	9,291,526
Common Stock, shares outstanding	13,586,393	9,312,152	9,291,526
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, liquidationPreference per share	$ 1,000	$ 1,000	$ 1,000
Preferred stock, liquidationPreference	$ 1,212,500	$ 1,212,500	$ 1,212,500
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares outstanding	0	1,213
Preferred Stock, shares issued		1,213